BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	2,000,000,000	2,000,000,000
Common Stock, Shares, Issued	754,280,000	754,280,000	129,980,000
Common Stock, Shares, Outstanding	754,280,000	754,280,000
Transitional Period [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued		0	0	0
Preferred Stock, Shares Outstanding		0	0	0
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Common Stock, Shares Authorized		2,000,000,000	2,000,000,000
Common Stock, Shares, Issued		754,280,000	129,980,000
Common Stock, Shares, Outstanding		754,280,000	129,980,000